INCOME TAX	12 Months Ended
Jun. 30, 2025
Major components of tax expense (income) [abstract]
INCOME TAX	INCOME TAX continued
18.1 INCOME TAX EXPENSE

Amounts in R million	2025	2024	2023

Current tax	—	(99.7)	(286.3)
Mining tax	—	(92.4)	(253.0)
Mining tax prior year over provision	—	5.4	—
Non-Mining, company and capital gains tax	—	(12.7)	(33.3)
Deferred tax	(824.4)	(388.5)	(118.7)
Deferred tax charge - Mining tax	(832.4)	(327.5)	(121.6)
Deferred tax charge - Mining tax prior year over provision	—	6.1	—
Deferred tax charge - Non-mining, company and capital gains tax	8.0	0.2	2.9
Deferred tax rate adjustment	—	(67.3)	—

	(824.4)	(488.2)	(405.0)

Tax reconciliation
Major items causing the Group's income tax expense to differ from the statutory rate were:
Tax on net profit before tax at the South African corporate tax rate of 27% (2024: 27% and 2023: 27%)	(828.1)	(490.6)	(455.3)
Rate adjustment to reflect the actual realised company tax rates applying the gold mining formula (a)	3.1	46.1	47.6
Deferred tax rate adjustment (b)	—	(67.3)	—
Depreciation of property, plant and equipment exempt from deferred tax on initial recognition (c)	(15.1)	(16.8)	(16.3)
Non-deductible expenses (d)	(5.5)	(8.2)	(7.0)
Exempt income and other non-taxable income (e)	17.5	9.8	21.8
Prior year over provision	(1.5)	11.5	2.0
Current year losses for which no deferred tax asset was recognised	1.9	1.4	0.4
Other	(2.4)	(1.6)	(0.1)
Tax incentives (f)	5.7	27.5	1.9
Income tax
Income tax	(824.4)	(488.2)	(405.0)

(a) Rate adjustment to reflect the actual realised company tax rates applying the gold mining formula
Ergo's current income tax rate, calculated using the gold mining tax formula, is nil (2024:nil; 2023: 14%).
FWGR's current income tax rate, calculated using the gold mining tax formula, is nil (2024:25%; 2023: 30%).
(b) Deferred tax rate adjustment
Ergo’s forecast weighted average deferred tax rate remained unchanged at 25% (2024: increased to 25%; 2023: remained unchanged at 22%).
FWGR’s forecast weighted average deferred tax rate remained unchanged at 29% (2024 and 2023: remained unchanged at
29%).
(c) Depreciation of property, plant and equipment exempt from deferred tax on initial recognition
Depreciation of R55.9 million (2024: R62.1 million; 2023: R54.9 million) on the fair value of FWGR’s property, plant and equipment that was exempt from deferred tax on initial recognition in terms of IAS 12 Income Taxes.
(d) Non-deductible expenditure
The most significant non-deductible expenditure incurred by the Group during the year includes:
•R3.3 million discount recognised on payments made under protest (2024: R14.0 million; 2023: R19.0 million);
•R17.0 million corporate expenditure not incurred in generation of taxable income or capital in nature (2024: R13.7 million;
2023: R14.5 million); and
(e) Exempt income and other non-taxable income
The most significant exempt income earned by the Group during the year includes:
•R56.3 million dividends received (2024: R29.3 million; 2023: R78.3 million);
•R7.8 million unwinding recognised on payments made under protest (2024: R7.2 million: 2023: R5.7 million); and
(f) Tax incentives
The most significant tax incentive the Group benefited from include:
•Rnil tax incentive utilised due to the accelerated capital expenditure deduction (2024: R81.2 million relating to Ergo's solar power plant).
•R21.2 million tax incentive relating to learnerships allowance (2024: R21.9 million).
18INCOME TAX continued
18.2 DEFERRED TAX

Amounts in R million	2025	2024

Included in the statement of financial position as follows:
Deferred tax assets	38.3	23.4
Deferred tax liabilities	(1,781.8)	(958.0)

Net deferred tax liabilities	(1,743.5)	(934.6)

Reconciliation of the deferred tax balance:
Balance at the beginning of the year	(934.6)	(527.9)
Recognised in profit or loss	(824.4)	(388.5)
Recognised in other comprehensive income	(0.7)	(0.1)
Recognised in equity	16.2	(18.0)

Balance at the end of the year	(1,743.5)	(934.6)

The detailed components of the net deferred tax liabilities which result from the differences between the amounts of assets and liabilities recognised for financial reporting and tax purposes are:
Amounts in R million	2025	2024

Deferred tax liabilities
Property, plant and equipment (excluding unredeemed capital allowances)	(2,047.6)	(1,075.1)
Environmental rehabilitation obligation and other funds	(127.1)	(103.4)
Other investments	(3.5)	(1.6)

Gross deferred tax liabilities	(2,178.2)	(1,180.1)

Deferred tax assets
Environmental rehabilitation obligation	145.5	159.0
Other provisions[1]	92.5	73.0
Other temporary differences[2]	4.3	7.4
Estimated tax losses	16.1	6.1
Estimated unredeemed capital allowances	176.3	—

Gross deferred tax assets	434.7	245.5

Net deferred tax liabilities	(1,743.5)	(934.6)
[1] Includes the temporary differences on the equity settled share-based payment of R 39.1 million (2024: R 21.7 million).
[2] Includes the temporary differences on the lease liability of R 4.3million (2024: R 7.4 million).

Deferred tax assets have not been recognised in respect of the following:

Amounts in R million	2025	2024

Estimated tax losses	21.2	17.1
Estimated tax losses - Capital nature	313.6	313.6
Unredeemed capital expenditure	244.4	244.4

Deferred tax assets for tax losses, unredeemed capital expenditure and capital losses have not been recognised where future taxable profits against which these can be utilised are not anticipated. These do not have an expiry date. A maximum of R1 million or 80% of assessed losses (whichever is greater) is permitted to be set-off per year against taxable income.

18.3 CURRENT TAX RECEIVABLE/(PAYABLE)

Amounts in R million	2025	2024

Current tax receivable	4.3	33.1
Current tax payable	(29.5)	(29.2)
Net current tax (payable)/receivable	(25.2)	3.9

Balance at the beginning of the year	3.9	33.7
Current tax charge recognised in profit or loss	—	(99.7)
Current tax charge recognised in equity	(3.4)	(2.6)
Tax (received)/paid	(25.7)	72.5
Balance at the end of the year	(25.2)	3.9